Share capital (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of classes of share capital [abstract]
Disclosure of dividends [Table Text Block]
Declaration date	Dividend per share	Record date	Payment date	Dividends payable	Dividend reinvestment plan(i)
	$			$

February 24, 2022	0.055	March 31, 2022	April 14, 2022	10,167,000	7,498,987
May 12, 2022	0.055	June 30, 2022	July 15, 2022	10,177,000	7,385,458
August 9, 2022	0.055	September 30, 2022	October 14, 2022	10,109,000	7,780,634
November 9, 2022	0.055	December 30, 2022	January 16, 2023	10,121,000	6,686,671
Year 2022	0.220			40,574,000

February 21, 2021	0.050	March 31, 2021	April 15, 2021	8,364,000	8,989,709
May 11, 2021	0.050	June 30, 2021	July 15, 2021	8,404,000	7,102,627
August 8, 2021	0.055	September 30, 2021	October 15, 2021	9,160,000	8,005,584
November 9, 2021	0.055	December 31, 2021	January 14, 2022	9,157,000	7,891,496
Year 2021	0.210			35,085,000

(i) Number of common shares held by shareholders participating in the dividend reinvestment plan described below.

Disclosure of objectives, policies and processes for managing capital [Table Text Block]
	December 31,	December 31,
	2022	2021
	$	$
Long-term debt	147,950	410,435
Total equity	1,737,211	1,780,061
Undrawn revolving credit facility(i)	400,000	436,610
	2,285,161	2,627,106

(i) Excluding the potential additional available credit (accordion) of $200.0 million as at December 31, 2022 and $100.0 million as at December 31, 2021 (Note 17).